Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	$ 643	$ 910
Other Comprehensive Income (Loss), Before Tax	210	(154)
Income Tax	2	3
Ending Balance	855	759
Defined Benefit Pension Plan [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	(4)	(13)
Other Comprehensive Income (Loss), Before Tax	(7)	(12)
Income Tax	2	3
Ending Balance	(9)	(22)
Foreign Currency Translation Adjustment [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	633	908
Other Comprehensive Income (Loss), Before Tax	217	(142)
Ending Balance	850	766
Private Equity Instruments [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	14	15
Ending Balance	$ 14	$ 15